Implementation of IFRS 15 and IFRS 9 (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Implementation of IFRS 15 and 9

	31 December 2017			Impact of IFRS 9		01 Jan 2018
	Reported	Adoption of IFRS 15	Revised	Financial assets reclass	Expected loss impairment	Revised for IFRS 9
	£m	£m	£m	£m	£m	£m
Assets
Non-current assets
Deferred tax assets	317	16	333	-	7	340
Trade and other receivables	756	-	756	(2)	-	754
Investments held at fair value	42	-	42	2	-	44
Other	125,957	-	125,957	-	-	125,957
Total non-current assets	127,072	16	127,088	-	7	127,095

Current assets
Trade and other receivables	4,053	-	4,053	(144)	(45)	3,864
Investments held at fair value	65	-	65	144	-	209
Other	9,848	-	9,848	-	-	9,848
Total current assets	13,966	-	13,966	-	(45)	13,921
Total assets	141,038	16	141,054	-	(38)	141,016

Equity
Capital and reserves
Share capital	614	-	614	-	-	614
Share premium, capital redemption and merger reserves	26,602	-	26,602	-	-	26,602
Other reserves	(3,395)	3	(3,392)	(9)	-	(3,401)
Retained earnings	36,983	(48)	36,935	9	(38)	36,906
Owners of the parent	60,804	(45)	60,759	-	(38)	60,721
Non-controlling interests	222	-	222	-	-	222
Total equity	61,026	(45)	60,981	-	(38)	60,943

Liabilities
Non-current liabilities
Other	64,468	-	64,468	-	-	64,468
Total non-current liabilities	64,468	-	64,468	-	-	64,468

Current liabilities
Trade and other payables	8,847	61	8,908	-	-	8,908
Other	6,697	-	6,697	-	-	6,697
Total current liabilities	15,544	61	15,605	-	-	15,605
Total equity and liabilities	141,038	16	141,054	-	(38)	141,016